Debt	12 Months Ended
Dec. 31, 2014
Debt Instruments [Abstract]
Debt
NOTE 13. DEBT
The following table presents the carrying amounts and estimated fair values of the Company’s total indebtedness at December 31, 2014 and December 31, 2013 (in thousands):

	December 31, 2014		December 31, 2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
1.75% Convertible Senior Subordinated Notes due 2015	$98,818		$379,500
Unamortized discount on 1.75% Convertible Senior Subordinated Notes due 2015	(1,759)		(34,079)
1.75% Convertible Senior Subordinated Notes due 2015, net	$97,059	$98,317	$345,421	$372,481
7.00% Senior Notes due 2019	499,875	522,813	500,000	536,563
7.00% Senior Notes due 2020	$400,000		$400,000
Unamortized initial purchaser’s discount	(2,338)		(2,800)
7.00% Senior Notes due 2020, net	$397,662	422,250	$397,200	430,500
7.25% Senior Notes due 2022	400,000	429,278	400,000	431,750
5.75% Senior Notes due 2022	700,000	707,000	700,000	703,500
5.375% Senior Notes due 2023	750,000	735,469	—	—
Term Loan A Facility Due 2019	1,069,063	1,062,889	—	—
Term Loan B Facility Due 2021	421,812	409,685	—	—
Term Loan A Facility Due 2018	—	—	1,335,469	1,335,345
Term Loan B Facility Due 2018	—	—	60,550	60,686
Other debt	22,822	22,886	133	133
Total long-term debt, net	$4,358,293	$4,410,587	$3,738,773	$3,870,958
Less current portion, net	155,937	154,226	414,929	441,989
Total long-term debt, less current portion, net	$4,202,356	$4,256,361	$3,323,844	$3,428,969

The fair value of our 1.75% Convertible Senior Subordinated Notes is based on an income approach, which incorporates certain inputs and assumptions, including scheduled coupon and principal payments, the inherent conversion and put features in the notes and share price volatility assumptions based on historic volatility of the Company’s ordinary shares and other factors. These fair value measurements are based on significant inputs not observable in the market and thus represent Level 3 measurements within the fair value hierarchy.
The fair values of the various term loan facilities and senior notes were based on market quotes and transactions proximate to the valuation date. Based on this valuation methodology, we determined these debt instruments represent Level 2 measurements within the fair value hierarchy.
Credit Facility
Upon closing of the Paladin acquisition on February 28, 2014, certain subsidiaries of the Company entered into a credit facility with Deutsche Bank AG New York Branch and Royal Bank of Canada and certain other lenders, which replaced Endo’s prior credit facility. The prior credit facility was terminated and canceled, with the outstanding indebtedness of $1.4 billion repaid and all liens terminated and released. The initial borrowings under the new credit facility consisted of a five-year senior secured term loan A facility of $1.1 billion (the 2014 Term Loan A Facility), a seven-year senior secured term loan B facility of $425.0 million (the 2014 Term Loan B Facility), and a five-year revolving credit facility with an initial borrowing capacity of up to $750.0 million (the 2014 Revolving Credit Facility and, together with the 2014 Term Loan A Facility and the 2014 Term Loan B Facility, the 2014 Credit Facility). Substantially all of the 2014 Revolving Credit Facility is available at December 31, 2014. The 2014 Credit Facility was issued to refinance certain of our existing indebtedness and for general corporate purposes, including acquisitions.
The 2014 Credit Facility contains an uncommitted expansion provision which permits up to $1.0 billion (or an unlimited amount if the secured leverage ratio, as defined in the agreement governing the 2014 Credit Facility, is less than or equal to 2.75x) of additional revolving or term loan commitments from one or more lenders.
Under the 2014 Credit Facility, $50.0 million is available for letters of credit and up to $50.0 million is available for swing line loans on same-day notice, both of which may be increased to up to $75.0 million, subject to consents as described in the agreement governing the 2014 Credit Facility. The borrowers’ obligations under the 2014 Credit Facility are guaranteed by all of borrowers’ direct and indirect wholly-owned material restricted subsidiaries and secured by substantially all of the borrowers’ assets and those of the guarantors.
The 2014 Credit Facility contains affirmative and negative covenants that the Company believes to be usual and customary for a senior secured credit facility. The negative covenants include, among other things, limitations on capital expenditures, asset sales, mergers and acquisitions, indebtedness, liens, dividends, investments and transactions with the Company’s affiliates. As of December 31, 2014, we are in compliance with all such covenants.
Under the 2014 Credit Facility, borrowings incur interest at an amount equal to a rate calculated based on the type of borrowing and the Company’s leverage ratio, as defined in the underlying agreement. For the 2014 Term Loan A Facility and 2014 Revolving Credit Facility, the Company could elect to pay interest based on an adjusted London Inter-Bank Offer Rate (LIBOR) plus between 1.50% and 2.25% or an alternate base rate, as defined in the underlying agreement, plus between 0.50% and 1.25%. For the 2014 Term Loan B Facility, the Company could elect to pay interest based on an adjusted LIBOR (with a floor of 0.75%) plus 2.50% or an alternate base rate plus 1.50%. The Company will pay a commitment fee of between 30 to 50 basis points, payable quarterly, on the average daily unused amount of the 2014 Revolving Credit Facility.
In connection with our entering into the 2014 Credit Facility, we incurred new debt issuance costs of approximately $27.8 million. In accordance with the applicable accounting guidance for debt modifications and extinguishments, $26.7 million of these costs were deferred to be amortized over the term of the 2014 Credit Facility and included in Other assets in our Consolidated Balance Sheets. The remaining debt issuance costs of $1.1 million and previously deferred debt issuance costs of $8.6 million associated with the prior credit facility were charged to expense. These expenses were included in the Consolidated Statements of Operations as a Loss on extinguishment of debt.
As a result of the closing of the Paladin acquisition, the Company assumed approximately $23.8 million of previously existing debt entered into by Paladin’s subsidiary, Litha.
On March 26, 2013, we made a prepayment of $100.0 million on our prior term loan B facility. Approximately $2.2 million of the remaining unamortized financing costs was written off in connection with this prepayment and included in the Consolidated Statements of Operations as a Loss on extinguishment of debt.
Prior to the termination of our prior credit facility on February 28, 2014, we entered into an amendment and restatement agreement on March 26, 2013, pursuant to which we amended and restated our then existing credit facility to extend its term by approximately two years and modify its covenants to provide us with greater financial and operating flexibility. The amended and restated agreement extended the maturity dates of our $500.0 million revolving credit facility and our term loan A facility which, at the time of the amendment and restatement, had a remaining principal balance of $1.4 billion, to March 15, 2018. The amended and restated agreement kept in place our term loan B facility, which had a maturity date of June 17, 2018 and, at the time of the amendment and restatement, had a remaining principal balance of $60.6 million. In connection with this transaction, we incurred new debt issuance costs of approximately $8.1 million, $7.6 million of which were deferred to be amortized over the term of the facility and included in Other assets in our Consolidated Balance Sheets. The remaining $0.5 million and previously deferred debt issuance costs of $8.6 million associated with the prior credit facility were charged to expense upon the amendment and restatement. These expenses were included in the Consolidated Statements of Operations as a Loss on extinguishment of debt.
In February 2012, we made a prepayment of $205.0 million on our then existing term loan B facility. We made additional prepayments of $33.0 million and $39.7 million in July 2012 and September 2012, respectively. In connection with these prepayments, approximately $7.2 million of the remaining unamortized financing costs associated with this facility were written off and included in the Consolidated Statements of Operations as a Loss on extinguishment of debt.
7.00% Senior Notes Due 2019
2019 EHSI Notes
On June 8, 2011, EHSI issued $500.0 million in aggregate principal amount of 7.00% senior notes due 2019 (the Original 2019 EHSI Notes) at an issue price of par. The Original 2019 EHSI Notes were issued in a private offering for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended. On November 30, 2011, all of the Original 2019 EHSI Notes were properly tendered and not withdrawn in an exchange for new notes (the 2019 EHSI Notes) having identical terms that had been registered under the Securities Act of 1933, as amended. Additionally, on May 6, 2014, $481.9 million of the 2019 EHSI Notes were exchanged for new notes issued by Endo Finance LLC and Endo Finco Inc. (collectively, the Endo Finance Issuers). In connection with the exchange offer, the holders who tendered their 2019 EHSI Notes consented to (i) deleting substantially all the restrictive covenants in the indenture governing the 2019 EHSI Notes, (ii) modifying the covenants regarding mergers and consolidations and (iii) eliminating certain events of default. A total of $18.0 million of the existing 2019 EHSI Notes remained outstanding subsequent to the exchange.
2019 Endo Finance Notes
On May 6, 2014, the Endo Finance Issuers issued approximately $481.9 million in aggregate principal amount of 7.00% senior notes due 2019 (the 2019 Endo Finance Notes; collectively with the 2019 EHSI Notes, the 2019 Notes) in exchange for approximately $481.9 million aggregate principal amount of 2019 EHSI Notes. The 2019 Endo Finance Notes were issued in a private offering for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended.
Also on May 6, 2014, the Endo Finance Issuers and the guarantors of the 2019 Endo Finance Notes entered into a registration rights agreement under which they will be required to use their commercially reasonable efforts to (i) file with the SEC by March 31, 2015 an exchange offer registration statement pursuant to which they will offer, in exchange for the 2019 Endo Finance Notes, new notes having terms substantially identical in all material respects to those of the 2019 Endo Finance Notes (except the new notes will not contain terms with respect to transfer restrictions) (the A/B Exchange Offer), (ii) complete the A/B Exchange Offer by July 31, 2015 or, under specified circumstances, (iii) file a shelf registration statement with the SEC covering resales of the 2019 Endo Finance Notes. The Endo Finance Issuers may be required to pay additional interest if they fail to comply with the registration and exchange requirements set forth in the registration rights agreement.
2019 Notes in General
The 2019 Notes are senior unsecured obligations of the issuers and are guaranteed on a senior unsecured basis by certain of the Company’s subsidiaries. Interest on the 2019 Notes is payable semiannually in arrears on January 15 and July 15 of each year, beginning on January 15, 2012. The 2019 Notes will mature on July 15, 2019, subject to earlier repurchase or redemption in accordance with the terms of the 2019 Notes indentures incorporated by reference herein.
On or after July 15, 2015, the issuers may on any one or more occasions redeem all or a part of the 2019 Notes at the redemption prices (expressed as percentages of principal amount) set forth below, plus accrued and unpaid interest and additional interest, if any, if redeemed during the twelve-month period beginning on July 15 of the years indicated below:

Payment Dates (between indicated dates)	Redemption Percentage
From July 15, 2015 to and including July 14, 2016	103.500%
From July 15, 2016 to and including July 14, 2017	101.750%
From July 15, 2017 and thereafter	100.000%

In addition, at any time prior to July 15, 2015, the issuers may on any one or more occasions redeem all or a part of the 2019 Notes at a specified redemption price set forth in the indentures, plus accrued and unpaid interest and additional interest, if any. If certain of the issuers experience certain change of control events, they must offer to repurchase the 2019 Notes at 101% of their principal amount, plus accrued and unpaid interest and additional interest, if any.
The 2019 Notes indentures contain covenants that, among other things, restrict Endo Limited’s ability and the ability of its restricted subsidiaries to incur certain additional indebtedness and issue preferred stock, make restricted payments, sell certain assets, agree to any restrictions on the ability of restricted subsidiaries to make payments to Endo Limited, create certain liens, merge, consolidate, or sell substantially all of Endo Limited’s assets, or enter into certain transactions with affiliates. These covenants are subject to a number of important exceptions and qualifications, including the fall away or revision of certain of these covenants upon the 2019 Notes receiving investment grade credit ratings.
7.00% Senior Notes Due 2020
2020 EHSI Notes
In November 2010, EHSI issued $400.0 million in aggregate principal amount of 7.00% senior notes due 2020 (the Original 2020 EHSI Notes) at an issue price of 99.105%. The Original 2020 EHSI Notes were issued in a private offering for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended. On November 30, 2011, all of the Original 2020 EHSI Notes were properly tendered and not withdrawn in an exchange for new notes (the 2020 EHSI Notes) having identical terms that had been registered under the Securities Act of 1933, as amended. Additionally, on May 6, 2014, $393.0 million of the 2020 EHSI Notes were exchanged for new notes issued by the Endo Finance Issuers. In connection with the exchange offer, the holders who tendered their 2020 EHSI Notes consented to (i) deleting substantially all the restrictive covenants in the indenture governing the 2020 EHSI Notes, (ii) modifying the covenants regarding mergers and consolidations and (iii) eliminating certain events of default. A total of $7.0 million of the existing 2020 EHSI Notes remained outstanding subsequent to the exchange.
2020 Endo Finance Notes
On May 6, 2014, the Endo Finance Issuers issued approximately $393.0 million in aggregate principal amount of 7.00% senior notes due 2020 (the 2020 Endo Finance Notes; collectively with the 2020 EHSI Notes, the 2020 Notes) in exchange for approximately $393.0 million aggregate principal amount of 2020 EHSI Notes. The 2020 Endo Finance Notes were issued in a private offering for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended.
Also on May 6, 2014, the Endo Finance Issuers and the guarantors of the 2020 Endo Finance Notes entered into a registration rights agreement under which they will be required to use their commercially reasonable efforts to (i) file with the SEC by March 31, 2015 an exchange offer registration statement pursuant to which they will offer, in exchange for the 2020 Endo Finance Notes, new notes having terms substantially identical in all material respects to those of the 2020 Endo Finance Notes (except the new notes will not contain terms with respect to transfer restrictions) (the A/B Exchange Offer), (ii) complete the A/B Exchange Offer by July 31, 2015 or, under specified circumstances, (iii) file a shelf registration statement with the SEC covering resales of the 2020 Endo Finance Notes. The Endo Finance Issuers may be required to pay additional interest if they fail to comply with the registration and exchange requirements set forth in the registration rights agreement.
2020 Notes in General
The 2020 Notes are senior unsecured obligations of the issuers and are guaranteed on a senior unsecured basis by certain of the Company’s subsidiaries. Interest on the 2020 Notes is payable semiannually in arrears on June 15 and December 15 of each year, beginning on June 15, 2011. The 2020 Notes will mature on December 15, 2020, subject to earlier repurchase or redemption in accordance with the terms of the 2020 Notes indentures incorporated by reference herein.
On or after December 15, 2015, the issuers may on any one or more occasions redeem all or a part of the 2020 Notes at the redemption prices (expressed as percentages of principal amount) set forth below, plus accrued and unpaid interest and additional interest, if any, if redeemed during the twelve-month period beginning on December 15 of the years indicated below:

Payment Dates (between indicated dates)	Redemption Percentage
From December 15, 2015 to and including December 14, 2016	103.500%
From December 15, 2016 to and including December 14, 2017	102.333%
From December 15, 2017 to and including December 14, 2018	101.167%
From December 15, 2018 and thereafter	100.000%

In addition, at any time prior to December 15, 2015, the issuers may on any one or more occasions redeem all or a part of the 2020 Notes at a specified redemption price set forth in the 2020 Notes indentures, plus accrued and unpaid interest and additional interest, if any. If certain of the issuers experience certain change of control events, they must offer to repurchase the 2020 Notes at 101% of their principal amount, plus accrued and unpaid interest and additional interest, if any.
The 2020 Notes indentures contain covenants that, among other things, restrict Endo Limited’s ability and the ability of its restricted subsidiaries to incur certain additional indebtedness and issue preferred stock, make restricted payments, sell certain assets, agree to any restrictions on the ability of restricted subsidiaries to make payments to Endo Limited, create certain liens, merge, consolidate, or sell substantially all of Endo Limited’s assets, or enter into certain transactions with affiliates. These covenants are subject to a number of important exceptions and qualifications, including the fall away or revision of certain of these covenants upon the 2020 Notes receiving investment grade credit ratings.
7.25% Senior Notes Due 2022
2022 EHSI Notes—7.25%
On June 8, 2011, EHSI issued $400.0 million in aggregate principal amount of 7.25% senior notes due 2022 (the Original 2022 EHSI Notes—7.25%) at an issue price of par. The Original 2022 EHSI Notes—7.25% were issued in a private offering for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended. On November 30, 2011, all of the Original 2022 EHSI Notes—7.25% were properly tendered and not withdrawn in an exchange for new notes (the 2022 EHSI Notes—7.25%) having identical terms that had been registered under the Securities Act of 1933, as amended. Additionally, on May 6, 2014, $396.3 million of the 2022 EHSI Notes—7.25% were exchanged for new notes issued by the Endo Finance Issuers. In connection with the exchange offer, the holders who tendered their 2022 EHSI Notes—7.25% consented to (i) deleting substantially all the restrictive covenants in the indenture governing the 2022 EHSI Notes—7.25%, (ii) modifying the covenants regarding mergers and consolidations and (iii) eliminating certain events of default. A total of $3.7 million of the existing 2022 EHSI Notes—7.25% remained outstanding subsequent to the exchange.
The aggregate consent payment paid in connection with the May 6, 2014 exchange offers and consent solicitations for each of the senior notes described above was approximately $11.7 million, which was recorded as debt issuance costs and included in Other assets in our Consolidated Balance Sheets. In connection with these transactions, we also charged $5.3 million to expense related to fees paid to third parties related to the exchange offers. This amount was included in the Consolidated Statements of Operations as a Loss on extinguishment of debt.
2022 Endo Finance Notes—7.25%
On May 6, 2014, the Endo Finance Issuers issued approximately $396.3 million in aggregate principal amount of 7.25% senior notes due 2022 (the 2022 Endo Finance Notes—7.25%; collectively with the 2022 EHSI Notes—7.25%, the 2022 Notes—7.25%) in exchange for approximately $396.3 million aggregate principal amount of 2022 EHSI Notes—7.25%. The 2022 Endo Finance Notes—7.25% were issued in a private offering for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended.
Also on May 6, 2014, the Endo Finance Issuers and the guarantors of the 2022 Endo Finance Notes—7.25% entered into a registration rights agreement under which they will be required to use their commercially reasonable efforts to (i) file with the SEC by March 31, 2015 an exchange offer registration statement pursuant to which they will offer, in exchange for the 2022 Endo Finance Notes—7.25%, new notes having terms substantially identical in all material respects to those of the 2022 Endo Finance Notes—7.25% (except the new notes will not contain terms with respect to transfer restrictions) (the A/B Exchange Offer), (ii) complete the A/B Exchange Offer by July 31, 2015 or, under specified circumstances, (iii) file a shelf registration statement with the SEC covering resales of the 2022 Endo Finance Notes—7.25%. The Endo Finance Issuers may be required to pay additional interest if they fail to comply with the registration and exchange requirements set forth in the registration rights agreement.
2022 Notes—7.25% in General
The 2022 Notes—7.25% are senior unsecured obligations of the issuers and are guaranteed on a senior unsecured basis by certain of the Company’s subsidiaries. Interest on the 2022 Notes—7.25% is payable semiannually in arrears on January 15 and July 15 of each year, beginning on January 15, 2012. The 2022 Notes—7.25% will mature on January 15, 2022, subject to earlier repurchase or redemption in accordance with the terms of the 2022 Notes—7.25% indentures incorporated by reference herein.
On or after July 15, 2016, the issuers may on any one or more occasions redeem all or a part of the 2022 Notes—7.25% at the redemption prices (expressed as percentages of principal amount) set forth below, plus accrued and unpaid interest and additional interest, if any, if redeemed during the twelve-month period beginning on July 15 of the years indicated below:

Payment Dates (between indicated dates)	Redemption Percentage
From July 15, 2016 to and including July 14, 2017	103.625%
From July 15, 2017 to and including July 14, 2018	102.417%
From July 15, 2018 to and including July 14, 2019	101.208%
From July 15, 2019 and thereafter	100.000%

In addition, at any time prior to July 15, 2016, the issuers may on any one or more occasions redeem all or a part of the 2022 Notes—7.25% at a specified redemption price set forth in the 2022 Notes—7.25% indentures, plus accrued and unpaid interest and additional interest, if any. If certain of the issuers experience certain change of control events, they must offer to repurchase the 2022 Notes—7.25% at 101% of their principal amount, plus accrued and unpaid interest and additional interest, if any.
The 2022 Notes—7.25% indentures contain covenants that, among other things, restrict Endo Limited’s ability and the ability of its restricted subsidiaries to incur certain additional indebtedness and issue preferred stock, make restricted payments, sell certain assets, agree to any restrictions on the ability of restricted subsidiaries to make payments to Endo Limited, create certain liens, merge, consolidate, or sell substantially all of Endo Limited’s assets, or enter into certain transactions with affiliates. These covenants are subject to a number of important exceptions and qualifications, including the fall away or revision of certain of these covenants upon the 2022 Notes—7.25% receiving investment grade credit ratings.
5.75% Senior Notes Due 2022
On December 19, 2013, Endo Finance Co. issued $700.0 million in aggregate principal amount of 5.75% senior notes due 2022 (the 2022 Notes—5.75%). The 2022 Notes—5.75% indenture was amended and restated on February 28, 2014, at which time Endo Finance LLC became the issuer and Endo Finco Inc. became co-obligor. The 2022 Notes—5.75% were issued in a private offering for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended.
The 2022 Notes—5.75% are senior unsecured obligations of the Endo Finance Issuers and are guaranteed on a senior unsecured basis by certain of the Company’s subsidiaries. Interest on the 2022 Notes—5.75% is payable semiannually in arrears on January 15 and July 15 of each year, beginning on July 15, 2014. The 2022 Notes—5.75% will mature on January 15, 2022, subject to earlier repurchase or redemption in accordance with the terms of the 2022 Notes—5.75% indenture incorporated by reference herein.
Costs associated with this offering, including costs related to investment bankers, of $12.8 million were deferred to be amortized over the term of the 2022 Notes—5.75% and included in Other assets in our Consolidated Balance Sheets. Prior to the closing of the Paladin acquisition, proceeds from the 2022 Notes—5.75% were restricted and held in escrow and could not be utilized by the Company. This amount was included in Restricted cash and cash equivalents in our Consolidated Balance Sheets at December 31, 2014.
On or after January 15, 2017, the Endo Finance Issuers may on any one or more occasions redeem all or a part of the 2022 Notes—5.75%, at the redemption prices (expressed as percentages of principal amount) set forth below, plus accrued and unpaid interest and additional interest, if any, if redeemed during the twelve-month period beginning on January 15 of the years indicated below:

Payment Dates (between indicated dates)	Redemption Percentage
From January 15, 2017 to and including January 14, 2018	104.313%
From January 15, 2018 to and including January 14, 2019	102.875%
From January 15, 2019 to and including January 14, 2020	101.438%
From January 15, 2020 and thereafter	100.000%

In addition, at any time prior to January 15, 2017, the Endo Finance Issuers may on any one or more occasions redeem all or a part of the 2022 Notes—5.75% at a specified redemption price set forth in the indenture, plus accrued and unpaid interest and additional interest, if any. In addition, prior to January 15, 2017 the Endo Finance Issuers may redeem up to 35% of the aggregate principal amount of the 2022 Notes—5.75% with the net cash proceeds from specified equity offerings at a redemption price equal to 105.750% of the aggregate principal amount of the 2022 Notes—5.75% redeemed, plus accrued and unpaid interest. If Endo Limited experiences certain change of control events, the Endo Finance Issuers must offer to repurchase the 2022 Notes—5.75% at 101% of their principal amount, plus accrued and unpaid interest and additional interest, if any.
The 2022 Notes—5.75% indenture contains covenants that, among other things, restrict Endo Limited’s ability and the ability of its restricted subsidiaries to incur certain additional indebtedness and issue preferred stock, make restricted payments, sell certain assets, agree to any restrictions on the ability of restricted subsidiaries to make payments to Endo Limited, create certain liens, merge, consolidate, or sell substantially all of Endo Limited’s assets, or enter into certain transactions with affiliates. These covenants are subject to a number of important exceptions and qualifications, including the fall away or revision of certain of these covenants upon the 2022 Notes—5.75% receiving investment grade credit ratings.
5.375% Senior Notes Due 2023
On June 30, 2014, the Endo Finance Issuers issued $750.0 million in aggregate principal amount of 5.375% senior notes due 2023 (the 2023 Notes). The 2023 Notes were issued in a private offering for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended.
The 2023 Notes are senior unsecured obligations of the Endo Finance Issuers and are guaranteed on a senior unsecured basis by certain of the Company’s subsidiaries. Interest on the 2023 Notes is payable semiannually in arrears on January 15 and July 15 of each year, beginning on January 15, 2015. The 2023 Notes will mature on January 15, 2023, subject to earlier repurchase or redemption in accordance with the terms of the 2023 Notes indenture incorporated by reference herein.
Costs associated with this offering, including costs related to investment bankers, of $12.6 million were deferred to be amortized over the term of the 2023 Notes and included in Other assets in our Consolidated Balance Sheets. The 2023 Notes were issued for general corporate purposes, which included acquisitions, including the acquisition of DAVA.
On or after July 15, 2017, the Endo Finance Issuers may on any one or more occasions redeem all or a part of the 2023 Notes, at the redemption prices (expressed as percentages of principal amount) set forth below, plus accrued and unpaid interest and additional interest, if any, if redeemed during the twelve-month period beginning on July 15 of the years indicated below:

Payment Dates (between indicated dates)	Redemption Percentage
From July 15, 2017 to and including July 14, 2018	104.031%
From July 15, 2018 to and including July 14, 2019	102.688%
From July 15, 2019 to and including July 14, 2020	101.344%
From July 15, 2020 and thereafter	100.000%

In addition, at any time prior to July 15, 2017, the Endo Finance Issuers may on any one or more occasions redeem all or a part of the 2023 Notes at a specified redemption price set forth in the indenture, plus accrued and unpaid interest and additional interest, if any. In addition, prior to January 15, 2017 the Endo Finance Issuers may redeem up to 35% of the aggregate principal amount of the 2023 Notes with the net cash proceeds from specified equity offerings at a redemption price equal to 105.375% of the aggregate principal amount of the 2023 Notes redeemed, plus accrued and unpaid interest. If Endo Limited experiences certain change of control events, the Endo Finance Issuers must offer to repurchase the 2023 Notes at 101% of their principal amount, plus accrued and unpaid interest and additional interest, if any.
The 2023 Notes indenture contains covenants that, among other things, restrict Endo Limited’s ability and the ability of its restricted subsidiaries to incur certain additional indebtedness and issue preferred stock, make restricted payments, sell certain assets, agree to any restrictions on the ability of restricted subsidiaries to make payments to Endo Limited, create certain liens, merge, consolidate, or sell substantially all of Endo Limited’s assets, or enter into certain transactions with affiliates. These covenants are subject to a number of important exceptions and qualifications, including the fall away or revision of certain of these covenants upon the 2023 Notes receiving investment grade credit ratings.
Also on June 30, 2014, the Endo Finance Issuers and the guarantors of the 2023 Notes entered into a registration rights agreement under which they will be required to use their commercially reasonable efforts to (i) file with the SEC by July 31, 2015 an exchange offer registration statement pursuant to which they will offer, in exchange for the 2023 Notes, new notes having terms substantially identical in all material respects to those of the 2023 Notes (except the new notes will not contain terms with respect to transfer restrictions) (the A/B Exchange Offer), (ii) complete the A/B Exchange Offer by July 31, 2015 or, under specified circumstances, (iii) file a shelf registration statement with the SEC covering resales of the 2023 Notes. The Endo Finance Issuers may be required to pay additional interest if they fail to comply with the registration and exchange requirements set forth in the registration rights agreement.
1.75% Convertible Senior Subordinated Notes Due 2015
At December 31, 2014, our indebtedness included 1.75% Convertible Senior Subordinated Notes due April 15, 2015 (the Convertible Notes). In May 2014, we repurchased approximately $240.7 million aggregate principal amount of the Convertible Notes for approximately $548.2 million, including accrued interest. In addition, in July 2014 we repurchased approximately $40.0 million aggregate principal amount of the Convertible Notes for approximately $95.2 million, which included the issuance of 798,367 ordinary shares valued at approximately $55.2 million. The combined repurchases during 2014 reduced the outstanding principal amount of the Convertible Notes to approximately $98.8 million. In connection with the May 2014 and July 2014 repurchases, we charged $14.8 million and $2.0 million, respectively, to expense, representing the differences between the fair value of the repurchased debt components and their carrying amount, as well as third-party costs related to the transactions. The expenses were included in the Consolidated Statements of Operations as a Loss on extinguishment of debt. Additionally, we recorded a combined decrease to Additional paid-in capital in the amount of $365.0 million, representing the fair value of the equity component of the repurchased Convertible Notes.
Holders of the Convertible Notes were initially entitled to convert their Convertible Notes into cash and/or shares of EHSI’s common stock. Under the supplemental indenture entered into in connection with the Paladin acquisition, the Convertible Notes became exchangeable into cash and/or ordinary shares, and we became a co-obligor with respect to the Convertible Notes. We and EHSI are permitted to deliver cash, ordinary shares or a combination of cash and ordinary shares, at our election, to satisfy any future conversions of the Convertible Notes.
The Convertible Notes became convertible at the option of holders beginning October 1, 2013. The conversion right was triggered on September 17, 2013, when the closing sale price of the Company’s ordinary shares on the NASDAQ Stock Exchange exceeded $37.96 (130% of the conversion price of $29.20) for the 20th trading day in the 30 consecutive trading days ending on September 30, 2013 and the remaining balance of the Convertible Notes remains convertible at December 31, 2014. We have elected to settle the remaining principal amount of any conversion consideration in cash. Holders of the remaining Convertible Notes may surrender their notes for conversion at any time prior to the close of business on the second business day immediately preceding the stated maturity date. In the event that holders exercise the right to convert their Convertible Notes, the Company will write-off a ratable portion of the associated debt issuance costs. The Company has included the Convertible Notes in the current portion of long-term debt in its Consolidated Balance Sheets as of December 31, 2014 and, because the conversion right was triggered on September 17, 2013, as of December 31, 2013.
Concurrently with the issuance of the Convertible Notes, EHSI entered into a privately negotiated convertible note hedge transaction with affiliates of the initial purchasers. Pursuant to the hedge transaction EHSI purchased approximately 13.0 million ordinary share call options intended to reduce the potential dilution to our ordinary shares upon conversion of the Convertible Notes by effectively increasing, after taking into account the sold warrants discussed below, the initial conversion price of the Convertible Notes to $40.00 per share, representing a 61.1% conversion premium over the closing price of our ordinary shares on April 9, 2008 of $24.85 per share. The call options allowed us to purchase up to approximately 13.0 million of our ordinary shares at an initial strike price of $29.20 per share. The call options expire on April 15, 2015 and must be net-share settled. The cost of the call option was approximately $107.6 million. In addition, EHSI sold warrants to affiliates of certain of the initial purchasers whereby they have the option to purchase up to approximately 13.0 million of our ordinary shares at an initial strike price of $40.00 per share. The warrants expire on various dates from July 14, 2015 through October 6, 2015 and must be net-share settled. EHSI received approximately $50.4 million in cash proceeds from the sale of these warrants. The warrant transaction could have a dilutive effect on our net income per share to the extent that the price of our ordinary shares exceeds the strike price of the warrants at exercise.
In connection with the May 2014 and July 2014 Convertible Notes repurchase activity, we entered into agreements with the note hedge counterparty to settle a portion of the call options and warrants. In connection with these agreements, as part of the May 2014 and July 2014 repurchases, we settled call options representing the right to purchase approximately 8.2 million and 1.4 million ordinary shares, respectively, for total cash consideration paid by the counterparty of $302.1 million and $54.2 million, respectively, which were recorded as increases to Additional paid-in capital. The remaining call options, which allow us to purchase up to approximately an additional 3.4 million of our ordinary shares at a strike price of $29.20 per share, expire on April 15, 2015 and must be net-share settled. In connection with these agreements, as part of the May 2014 and July 2014 repurchases, we also settled approximately 8.2 million and 1.4 million, respectively, of warrants for cash consideration paid by EHSI of $242.2 million and $42.3 million, respectively, which were recorded as reductions to Additional paid-in capital. Subsequent to these transactions, the holders of the remaining warrants have the option to purchase up to approximately 3.4 million of our ordinary shares at strike price of $40.00 per share. The remaining warrants expire on various dates from July 14, 2015 through October 6, 2015 and must be net-share settled. The remaining warrants have a dilutive effect on our net income per share to the extent that the price of our ordinary shares exceeds the strike price of the warrants at exercise.
As discussed in Note 20. Net (Loss) Income Per Share, in periods in which our ordinary shares price exceeds the conversion price of the Convertible Notes or the strike price of the warrants, we include the effects of the additional shares that may be issued in our diluted net loss per share calculation using the treasury stock method.
Maturities
Maturities on long-term debt for each of the next 5 years as of December 31, 2014 are as follows (in thousands):

December 31, 2014
2015	$157,695
2016	$82,229
2017	$109,946
2018	$155,500
2019	$1,191,625